Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events:

(a)	Quarterly Series A Preferred unit cash distribution: On July 21, 2021, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period May 12, 2021 to August 11, 2021. The cash distribution was paid on August 12, 2021, to all Series A preferred unitholders of record as of August 5, 2021.
(b)	Quarterly Series B Preferred unit cash distribution: On July 28, 2021, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from May 22, 2021 to August 21, 2021. The cash distribution will be paid on August 23, 2021, to all Series B preferred unitholders of record as of August 16, 2021.